Pre-IPO Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Pre-IPO Preferred Shares
Schedule of preferred shares

	Series Seed-A-1		Series Seed-A-2		Series Seed-B		Series Seed-C		Series A-1		Series A-2		Mezzanine Equity
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total
	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Amount	No. of	Total
	shares	in RMB	shares	in RMB	shares	in RMB	shares	in RMB	shares	in RMB	shares	in RMB	shares	Amount
Balances as of December 31, 2017	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Completion of reorganization	2,500,000	2,437	17,678,568	21,975	37,257,705	175,563	42,747,918	497,007	—	—	—	—	100,184,191	696,982
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	25,650,679	267,893	38,829,699	407,444	64,480,378	675,337
Preferred Shares redemption value accretion	—	161	—	1,497	—	11,493	—	32,589	—	7,847	—	11,768	—	65,355
Conversion of Pre-IPO Preferred Shares into Class A Ordinary Shares	(2,500,000)	(2,598)	(17,678,568)	(23,472)	(37,257,705)	(187,056)	(42,747,918)	(529,596)	(25,650,679)	(275,740)	(38,829,699)	(419,212)	(164,664,569)	(1,437,674)
Balances as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—	—	—